Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 05, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
We generally grant equity awards at regularly scheduled Board of Director or Compensation Committee meetings. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Board of Directors or Compensation Committee before granting an equity award, the Board of Directors or Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
The following table sets forth information regarding stock option grants made to the named executive officers during fiscal year 2025 within the period commencing four business days prior to or the one business day following our filing of a Form 8-K on February 3, 2025, that discloses non-public information, as required under Item 4.02(x) of Regulation S-K. We did not view the information in the Form 8-K as material.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award (3)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of MNPI and
the Trading Day Beginning
Immediately Following the
Disclosure of MNPI

Sean A. McCarthy, D. Phil	2/5/2025	800,000(1)	$0.864	$691,200	0%
Sean A. McCarthy, D. Phil	2/5/2025	390,000(2)	$0.864	$336,960	0%
Chris Ogden	2/5/2025	225,000(1)	$0.864	$194,400	0%
Chris Ogden	2/5/2025	340,000(2)	$0.864	$293,760	0%

(1)
Represents stock options that vest as to 1/48th of the shares underlying the option on each monthly anniversary of the vesting commencement date, such that 100% of the shares subject to the option will be fully vested and exercisable on the fourth anniversary of the vesting commencement date, subject to the executive’s continued service through each such date.

(2)
Represents stock options that vest as to 1/24th of the shares underlying the option on each monthly anniversary of the vesting commencement date, such that 100% of the shares subject to the option will be fully vested and exercisable on the second anniversary of the vesting commencement date, subject to the executive’s continued service through each such date.

(3)
The amounts reported in this column reflect the grant date fair value of option awards granted to the named executive officers. The grant date fair values have been determined in accordance with FASB ASC Topic 718. For a discussion of the assumptions and methodologies used to calculate these amounts, please see the discussion of option awards contained in the Stock-based Compensation sub-section under Note 13 to our financial statements included in our annual report on Form 10-K for the year ended December 31, 2025.

Award Timing Method	We generally grant equity awards at regularly scheduled Board of Director or Compensation Committee meetings.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Board of Directors or Compensation Committee before granting an equity award, the Board of Directors or Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information regarding stock option grants made to the named executive officers during fiscal year 2025 within the period commencing four business days prior to or the one business day following our filing of a Form 8-K on February 3, 2025, that discloses non-public information, as required under Item 4.02(x) of Regulation S-K. We did not view the information in the Form 8-K as material.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award (3)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of MNPI and
the Trading Day Beginning
Immediately Following the
Disclosure of MNPI

Sean A. McCarthy, D. Phil	2/5/2025	800,000(1)	$0.864	$691,200	0%
Sean A. McCarthy, D. Phil	2/5/2025	390,000(2)	$0.864	$336,960	0%
Chris Ogden	2/5/2025	225,000(1)	$0.864	$194,400	0%
Chris Ogden	2/5/2025	340,000(2)	$0.864	$293,760	0%

(1)
Represents stock options that vest as to 1/48th of the shares underlying the option on each monthly anniversary of the vesting commencement date, such that 100% of the shares subject to the option will be fully vested and exercisable on the fourth anniversary of the vesting commencement date, subject to the executive’s continued service through each such date.

(2)
Represents stock options that vest as to 1/24th of the shares underlying the option on each monthly anniversary of the vesting commencement date, such that 100% of the shares subject to the option will be fully vested and exercisable on the second anniversary of the vesting commencement date, subject to the executive’s continued service through each such date.

(3)
The amounts reported in this column reflect the grant date fair value of option awards granted to the named executive officers. The grant date fair values have been determined in accordance with FASB ASC Topic 718. For a discussion of the assumptions and methodologies used to calculate these amounts, please see the discussion of option awards contained in the Stock-based Compensation sub-section under Note 13 to our financial statements included in our annual report on Form 10-K for the year ended December 31, 2025.

Sean A. McCarthy, D. Phil [Member] | Tranche 1 [Member]
Awards Close in Time to MNPI Disclosures
Name		Sean A. McCarthy, D. Phil
Underlying Securities | shares		800,000
Exercise Price | $ / shares		$ 0.864
Fair Value as of Grant Date | $		$ 691,200
Underlying Security Market Price Change		0
Sean A. McCarthy, D. Phil [Member] | Tranche 2 [Member]
Awards Close in Time to MNPI Disclosures
Name		Sean A. McCarthy, D. Phil
Underlying Securities | shares		390,000
Exercise Price | $ / shares		$ 0.864
Fair Value as of Grant Date | $		$ 336,960
Underlying Security Market Price Change		0
Chris Ogden [Member] | Tranche 1 [Member]
Awards Close in Time to MNPI Disclosures
Name		Chris Ogden
Underlying Securities | shares		225,000
Exercise Price | $ / shares		$ 0.864
Fair Value as of Grant Date | $		$ 194,400
Underlying Security Market Price Change		0
Chris Ogden [Member] | Tranche 2 [Member]
Awards Close in Time to MNPI Disclosures
Name		Chris Ogden
Underlying Securities | shares		340,000
Exercise Price | $ / shares		$ 0.864
Fair Value as of Grant Date | $		$ 293,760
Underlying Security Market Price Change		0